Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2022
Financial instruments [Abstract]
Schedule of book value of the monetary assets and monetary liabilities denominated in foreign currency

	December 31,
	2022		2021

Short - term assets		$28,953,307		$20,783,197
Short - term liabilities		10,367,193		8,434,451

Net monetary asset position in foreign currency		$18,586,114		$12,348,746

Equivalent in U.S. Dollars (thousands)	USD$	959,952	USD$	601,917

Schedule of additional bank lines of credit that the company has at its disposal to reduce liquidity risk
	(In thousands of US dollars)
	December 31,
	2022	2021

Bank loans credit lines:
Drawn balances	$200,000	$350,000
Undrawn balances	169,035	183,942
Available line balance	$30,965	$166,058